Cover	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Mullen Automotive Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on September 8, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of a controlling interest in Bollinger Motors, Inc. (“Bollinger Motors”). This Amendment No. 1 on Form 8-K/A is being filed by the Company solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of Bollinger and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Sep. 07, 2022
Entity File Number	001-34887
Entity Registrant Name	MULLEN AUTOMOTIVE INC.
Entity Central Index Key	0001499961
Entity Tax Identification Number	86-3289406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1405 Pioneer Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MULN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false